Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2020

Principal
Amount		Value
	CORPORATE BONDS ― 19.6%
	DIVERSIFIED BANKING INSTITUTIONAL ― 0.0%
	Bank of Nova Scotia (The)
34,000	1.625%, 5/1/2023	$34,990

	ENERGY ― 4.7%
	BP Capital Markets PLC
21,388,000	4.875% (effective 6/22/2030, 5 Year TNCMR + 4.398%) (1), 3/22/2030 (2)	23,916,061
	Valero Energy Corp.
7,144,000	2.700%, 4/15/2023	7,459,705
		31,375,766
	FINANCE AND INSURANCE ― 2.6%
	Ares Capital Corp.
3,264,000	3.250%, 7/15/2025	3,462,760
	Capital One Financial Corp.
5,345,000	2.600%, 5/11/2023	5,603,567
	General Motors Financial Co, Inc.
4,612,000	5.200%, 3/20/2023	5,059,146
	Lincoln National Corp.
1,013,000	2.264% (3 month U.S. LIBOR + 2.040%) (3), 4/20/2067	759,750
	Oaktree Specialty Lending Corp.
2,601,000	3.500%, 2/25/2025	2,695,847
		17,581,070
	LODGING ― 1.1%
	Marriott Ownership Resorts, Inc. (4)
7,226,000	6.125%, 9/15/2025	7,713,755

	MANUFACTURING ― 7.9%
	Boeing Co. (The)
18,121,000	4.508%, 5/1/2023	19,594,184
	General Motors Co.
17,380,000	1.130% (3 month U.S. LIBOR + 0.900%) (3), 9/10/2021	17,401,161
	United States Steel Corp. (4)
13,794,000	12.000%, 6/1/2025	15,952,899
		52,948,244
	PIPELINES ― 0.1%
	Energy Transfer Operating LP
1,043,000	3.232% (3 month U.S. LIBOR + 3.018%) (3), 11/1/2066	730,882

	RETAIL TRADE ― 2.8%
	Macy's, Inc. (4)
16,855,000	8.375%, 6/15/2025	18,741,749

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2020

Principal
Amount		Value
	UTILITIES ― 0.4%
	PPL Capital Funding, Inc.
2,999,000	2.905% (3 month U.S. LIBOR + 2.665%) (3), 3/30/2067	$2,595,823

	TOTAL CORPORATE BONDS
	(Cost $123,024,110)	131,722,279

	U.S. GOVERNMENT NOTE ― 12.1%
	United States Treasury Note
80,000,000	2.625%, 6/15/2021	80,897,354

	TOTAL U.S. GOVERNMENT NOTE
	(Cost $80,919,614)	80,897,354
Number of
Shares		Value
	CLOSED-END FUNDS ― 14.5%
980,108	BlackRock Corporate High Yield Fund, Inc.	11,202,635
126,156	BlackRock Credit Allocation Income Trust	1,855,755
133,510	BlackRock Debt Strategies Fund, Inc.	1,395,180
102,474	BlackRock Limited Duration Income Trust	1,631,386
960	BlackRock Multi-Sector Income Trust	16,838
106,671	BlackRock Municipal Income Trust	1,650,200
510,208	BlackRock MuniVest Fund, Inc.	4,688,812
97,514	BlackRock MuniYield Quality Fund III, Inc.	1,409,077
17,703	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	470,900
4,157	Eaton Vance Limited Duration Income Fund	52,087
240,042	Eaton Vance Municipal Bond Fund	3,264,571
135,273	First Trust High Income Long/Short Fund	1,997,982
11,685	First Trust Intermediate Duration Preferred & Income Fund	281,024
28,649	John Hancock Premium Dividend Fund	405,956
568,392	Invesco Municipal Opportunity Trust	7,286,785
1,338,799	Invesco Senior Income Trust	5,328,420
296,067	Invesco Municipal Trust	3,795,579
418,801	Invesco Trust for Investment Grade Municipals	5,532,361
770,638	Nuveen AMT-Free Quality Municipal Income Fund	11,636,634
888,052	Nuveen Credit Strategies Income Fund	5,621,369
9,120	Nuveen Municipal Value Fund, Inc.	101,232
256,333	Nuveen Preferred Income Opportunities Fund	2,435,164
74,084	Nuveen Preferred Securities Income Fund	720,837
725,094	Nuveen Quality Municipal Income Fund	11,144,695
573,529	Wells Fargo Income Opportunities Fund	4,679,997
952,241	Western Asset High Income Opportunity Fund, Inc.	4,713,593
274,014	Western Asset High Yield Defined Opportunity Fund Inc.	4,225,296

	TOTAL CLOSED-END FUNDS
	(Cost $94,247,856)	97,544,365

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of
Shares			Value
	EXCHANGE TRADED FUNDS ― 7.0%
1,033,824	Invesco CEF Income Composite ETF		$23,188,673
61,095	iShares Short Maturity Bond ETF		3,065,136
541,826	iShares US Preferred Stock ETF		20,865,719

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $43,717,606)		47,119,528

Contracts		Notional	Value
	PURCHASED OPTIONS ― 0.2%
6,338	iShares 20+ Year Treasury Bond ETF at $160, February 19, 2021	99,969,274	1,524,289
2,000	SPDR S&P 500 ETF Trust at $360, December 31, 2021	74,776,000	1,000

	TOTAL PURCHASED OPTIONS
	(Premiums Paid $3,052,699)		1,525,289

Number of
Shares/Units			Value
	PREFERRED STOCKS ― 39.9%
	BANKS ― 9.8%
	Bank of New York Mellon Corp. Depositary Shares
5,510	4.700% (effective 9/20/2025, 5 Year TNCMR + 4.358%) (1), 9/20/2025 (5)		6,090,203
	Citizens Financial Group, Inc. Depositary Shares
256	4.197% (3 month U.S. LIBOR +3.960%) (3), 4/6/2021 (5)		251,699
10,664	5.650% (effective 10/6/2025, 5 Year TNCMR + 5.313%) (1), 10/6/2025 (5)		11,999,133
	Fifth Third Bancorp Depositary Shares
5,128	4.500% (effective 9/30/2025, 5 Year TNCMR + 4.215%) (1), 9/30/2025 (5)		5,466,448
	GMAC Capital Trust I
311,545	8.125% (3 month U.S. LIBOR + 5.785%) (3), 2/15/2040		8,427,292
	Huntington Bancshares Inc. Depositary Shares
3,662	5.625% (effective 7/15/2030, 10 Year TNCMR + 4.945%) (1), 7/15/2030 (5)		4,289,117
	Regions Financial Corp. Depositary Shares
11,414	5.750% (effective 9/15/2025, 5 Year TNCMR + 5.426%) (1), 6/15/2025 (5)		12,743,731
	Truist Financial Corp. Depositary Shares
14,570	5.100% (effective 9/1/2030, 10 Year TNCMR + 4.349%) (1), 3/1/2030 (5)		16,682,796
			65,950,419

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of
Shares/Units		Value
	DIVERSIFIED BANKING INSTITUTIONAL ― 4.8%
	American Express Co. Depositary Shares
3,978	3.649% (3 month U.S. LIBOR +3.428%) (3), 2/15/2021 (5)	$3,958,110
	Bank of America Corp. Depositary Shares
178,068	6.000%, 4/25/2021 (5)	4,512,243
47,036	6.200%, 1/29/2021 (5)	1,175,430
85,545	6.000%, 5/16/2023 (5)	2,377,295
	Citigroup, Inc. Depositary Shares
6,343	4.316% (3 month U.S. LIBOR +4.095%) (3), 2/15/2021 (5)	6,327,143
1,133	4.699% (3 month U.S. LIBOR +4.478%) (3), 2/15/2021 (5)	1,134,732
4,758	4.700% (effective 1/30/2025, SOFR + 3.234%) (1), 1/30/2025 (5)	4,898,194
4,501	4.000% (effective 12/10/2025, 5 Year TNCMR + 3.597%) (1), 12/10/2025 (5)	4,630,404
	Wells Fargo & Co. Depositary Shares
62,539	4.750%, 3/15/2025 (5)	1,652,280
55,591	5.700%, 3/15/2021 (5)	1,423,130
		32,088,961
	FINANCE AND INSURANCE ― 4.9%
	AllianzGI Convertible & Income Fund
157,096	5.625%, 9/20/2023 (5)	4,170,899
	Charles Schwab Corp. (The) Depositary Shares
13,672	5.375% (effective 6/1/2025, 5 Year TNCMR + 4.971%) (1), 6/1/2025 (5)	15,261,370
	Hartford Financial Services Group, Inc. (The)
108,323	7.875% (effective 4/15/2022, 3 month U.S. LIBOR + 5.596%) (1), 4/15/2022	2,990,798
	JPMorgan Chase & Co. Depositary Shares
14,328	6.150%, 3/1/2021 (5)	371,382
4,210	6.100%, 3/1/2021 (5)	108,407
	MetLife, Inc. Depositary Shares
2,362	3.792% (3 month U.S. LIBOR +3.575%) (3), 2/1/2021 (5)	2,356,095
	PartnerRe Ltd.
69,292	7.250%, 4/29/2021 (5)	1,776,647
	Reinsurance Group of America, Inc.
197,697	6.200% (effective 9/15/2022, 3 month U.S. LIBOR + 4.370%) (1), 9/15/2022	5,436,667
		32,472,265
	INFORMATION ― 0.6%
	AT&T, Inc.
86,340	5.350%, 11/1/2066	2,384,711
50,177	5.625%, 8/1/2067	1,411,981
		3,796,692

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of
Shares/Units		Value
	INVESTMENT COMPANIES ― 5.4%
	Ares Management Corp.
307,918	7.000%, 6/30/2021 (5)	$8,005,868
	Oaktree Capital Group LLC
190,236	6.625%, 6/15/2023 (5)	5,241,002
723,780	6.550%, 9/15/2023 (5)	20,092,133
	Stifel Financial Corp.
112,492	5.200%, 10/15/2047	2,952,915
		36,291,918
	PIPELINES ― 3.9%
	Enbridge, Inc.
99,703	4.400% (effective 3/1/2024, 5 Year TNCMR + 2.820%) (1), 3/1/2024 (5)(6)	1,695,948
37,905	4.000% (effective 6/1/2023, 5 Year TNCMR + 3.140%) (1), 6/1/2023 (5)(6)	693,661
63,460	4.000% (effective 9/1/2022, 5 Year TNCMR + 3.150%) (1), 9/1/2022 (5)	1,064,224
64,666	4.000% (effective 6/1/2022, 5 Year TNCMR + 3.050%) (1), 6/1/2022 (5)	1,079,599
	Energy Transfer Operating LP
356,605	7.600% (effective 5/15/2024, 3 month U.S. LIBOR + 5.161%) (1), 5/15/2024 (5)	8,041,443
	Energy Transfer Operating LP Depositary Shares
4,661	7.125% (effective 5/15/2030, 5 Year TNCMR + 5.306%) (1), 5/15/2030 (5)	4,439,602
	MPLX LP Depositary Shares
9,386	6.875% (effective 2/15/2023, 3 month U.S. LIBOR + 4.652%) (1), 2/15/2023 (5)	9,080,955
		26,095,432
	REAL ESTATE INVESTMENT TRUST ― 3.4%
	AGNC Investment Corp.
514,357	6.125% (effective 4/15/2025, 3 month U.S. LIBOR + 4.697%) (1), 4/15/2025 (5)	12,287,989
	Annaly Capital Management, Inc.
413,132	6.750% (effective 6/30/2024, 3 month U.S. LIBOR + 4.989%) (1), 6/30/2024 (5)	10,572,048
		22,860,037
	UTILITIES ― 7.1%
	Brookfield Renewable Partners LP
286,177	5.250%, 3/31/2025 (5)	7,806,909
	Duke Energy Corp.
206,215	5.750%, 6/15/2024 (5)	5,879,190
	Entergy Louisiana LLC
114,056	4.875%, 9/1/2066	3,065,825
	Entergy New Orleans LLC
530	5.000%, 12/1/2052	13,690
	National Rural Utilities Cooperative Finance Corp.
204,708	5.500%, 5/15/2064	5,993,850
	Sempra Energy Depositary Shares
23,338	4.875% (effective 10/15/2025, 5 Year TNCMR + 4.550%) (1), 10/15/2025 (5)	25,000,832
		47,760,296
	TOTAL PREFERRED STOCKS
	(Cost $251,073,234)	267,316,020

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2020

Value
TOTAL INVESTMENTS ― 93.3%
(Cost $596,035,119)	$626,124,835
Other Assets in Excess of Liabilities ― 6.7%	44,606,641
TOTAL NET ASSETS ― 100.0%	$670,731,476

Floating Rate definitions:
LIBOR - London Inter-Bank Offered Rate
SOFR - U.S. Secured Overnight Financing Rate
TNCMR - Treasury Note Constant Maturity Rate

Percentages are stated as a percent of net assets.

(1) Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of December 31, 2020.
(2) Perpetual maturity security. Maturity date is the next call date.
(3) Variable Rate security. Rates disclosed as of December 31, 2020.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration  only to qualified institutional buyers on a public offering registered under the Securities Act of 1933.  The security has been deemed liquid by the advisor. At December 31, 2020, the value of these securities totaled $42,408,403 or 6.3% of net assets.

(5) Callable at any dividend payment on or after date disclosed.
(6) These securities are illiquid at December 31, 2020, at which time the aggregate value of illiquid securities is $2,389,610 or 0.36% of net assets.

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2020

Contracts		Notional	Value
	WRITTEN OPTIONS ― (0.1%)
(6,338)	iShares 20+ Year Treasury Bond ETF at $170, February 19, 2021	(99,969,274)	$(348,590)

	TOTAL WRITTEN OPTIONS
	(Premiums Received $500,465)		$(348,590)

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price which calcuates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded.  On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  For options where market quotations are not readily available, fair value shall be determined by the Adviser with oversight by the Trust's Valuation Committee.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of December 31, 2020:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$131,722,279	$-	$131,722,279
U.S. Government Notes	80,897,354	-	-	80,897,354
Closed-End Funds	97,544,365	-	-	97,544,365
Exchange Traded Funds	47,119,528	-	-	47,119,528
Purchased Options	-	1,525,289	-	1,525,289
Preferred Stocks	130,561,632	136,754,388	-	267,316,020
Total Assets	$356,122,879	$270,001,956	$-	$626,124,835

Other Financial Instruments
Written Options	$-	$(348,590)	$-	$(348,590)
Total Other Financial Instruments	$-	$(348,590)	$-	$(348,590)

Please refer to the Schedule of investments for further classification.